Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TAX MANAGED SMALL CAP PORTFOLIO
Entity Central Index Key	0001122006
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000014304
Shareholder Report [Line Items]
Fund Name	Tax-Managed Small-Cap Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Managed Small-Cap Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Tax-Managed Small-Cap Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small-Cap Portfolio	$78	0.68%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ A position in Chemed Corp., a hospice care and maintenance services provider, hurt Fund returns due to decreased revenue and earnings in its plumbing segment

↓ Not owning Super Micro Computer Inc., a server and data center equipment provider, hurt Fund returns as sales rose sharply on growth in artificial intelligence

↓ The Fund’s overweight position in U.S. Physical Therapy Inc., a physical therapy clinic operator, hampered relative returns as bad weather slowed its business

↓ An overweight position in property and casualty insurer Selective Insurance Group Inc. hampered returns after it reported a significant second-quarter loss

↑ An overweight position in Dorman Products Inc., a car parts maker, contributed to Index-relative returns during a period supported by strong earnings growth

↑ An overweight position in building products provider CSW Industrials Inc. helped returns as business efficiencies helped produce record revenues and earnings

↑ An allocation to Core & Main Inc. ― a storm drainage and fire protection equipment distributor ― helped returns on better-than-expected sales and earnings

↑ An overweight position in heating and air-conditioning equipment manufacturer AAON Inc. contributed to relative returns on strong revenue and earnings growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Tax-Managed Small-Cap Portfolio	Russell 3000® Index	Russell 2000® Index
10/14	$10,000	$10,000	$10,000
11/14	$10,029	$10,242	$10,009
12/14	$10,104	$10,242	$10,294
1/15	$9,836	$9,957	$9,963
2/15	$10,531	$10,534	$10,555
3/15	$10,803	$10,427	$10,738
4/15	$10,422	$10,474	$10,465
5/15	$10,812	$10,619	$10,703
6/15	$10,862	$10,441	$10,784
7/15	$10,783	$10,616	$10,658
8/15	$10,372	$9,975	$9,989
9/15	$9,912	$9,684	$9,498
10/15	$10,209	$10,449	$10,034
11/15	$10,364	$10,507	$10,360
12/15	$9,833	$10,291	$9,840
1/16	$9,220	$9,711	$8,975
2/16	$9,251	$9,707	$8,974
3/16	$9,961	$10,391	$9,690
4/16	$9,957	$10,455	$9,842
5/16	$10,345	$10,642	$10,064
6/16	$10,213	$10,664	$10,058
7/16	$10,579	$11,087	$10,658
8/16	$10,724	$11,116	$10,847
9/16	$10,707	$11,133	$10,968
10/16	$10,530	$10,892	$10,446
11/16	$11,413	$11,380	$11,611
12/16	$11,718	$11,602	$11,936
1/17	$11,737	$11,820	$11,984
2/17	$12,050	$12,260	$12,215
3/17	$12,130	$12,268	$12,231
4/17	$12,162	$12,398	$12,365
5/17	$12,083	$12,525	$12,113
6/17	$12,391	$12,638	$12,532
7/17	$12,475	$12,876	$12,625
8/17	$12,326	$12,901	$12,465
9/17	$12,919	$13,216	$13,243
10/17	$13,087	$13,504	$13,355
11/17	$13,507	$13,914	$13,740
12/17	$13,533	$14,053	$13,685
1/18	$14,017	$14,794	$14,042
2/18	$13,559	$14,249	$13,499
3/18	$13,689	$13,963	$13,673
4/18	$13,741	$14,016	$13,792
5/18	$14,538	$14,412	$14,629
6/18	$14,637	$14,506	$14,734
7/18	$14,877	$14,987	$14,990
8/18	$15,460	$15,514	$15,637
9/18	$15,419	$15,539	$15,260
10/18	$13,882	$14,395	$13,603
11/18	$14,231	$14,683	$13,819
12/18	$12,790	$13,317	$12,178
1/19	$14,039	$14,460	$13,548
2/19	$14,849	$14,968	$14,252
3/19	$14,680	$15,187	$13,954
4/19	$15,332	$15,793	$14,428
5/19	$14,697	$14,771	$13,306
6/19	$15,721	$15,809	$14,246
7/19	$16,007	$16,044	$14,328
8/19	$15,569	$15,717	$13,621
9/19	$15,647	$15,993	$13,904
10/19	$15,619	$16,337	$14,270
11/19	$16,170	$16,958	$14,858
12/19	$16,317	$17,447	$15,286
1/20	$16,077	$17,428	$14,796
2/20	$14,761	$16,002	$13,550
3/20	$12,273	$13,801	$10,606
4/20	$13,541	$15,629	$12,063
5/20	$14,241	$16,465	$12,848
6/20	$14,331	$16,841	$13,302
7/20	$14,983	$17,797	$13,670
8/20	$15,533	$19,087	$14,441
9/20	$14,768	$18,392	$13,958
10/20	$15,168	$17,995	$14,251
11/20	$16,980	$20,184	$16,877
12/20	$18,375	$21,092	$18,337
1/21	$18,376	$20,998	$19,260
2/21	$19,540	$21,654	$20,460
3/21	$20,121	$22,431	$20,666
4/21	$20,823	$23,587	$21,100
5/21	$20,853	$23,695	$21,143
6/21	$20,799	$24,279	$21,553
7/21	$20,811	$24,689	$20,775
8/21	$21,159	$25,393	$21,239
9/21	$20,559	$24,254	$20,613
10/21	$21,609	$25,894	$21,490
11/21	$20,835	$25,500	$20,594
12/21	$22,281	$26,504	$21,055
1/22	$20,470	$24,945	$19,028
2/22	$21,128	$24,317	$19,231
3/22	$20,939	$25,105	$19,470
4/22	$19,506	$22,852	$17,540
5/22	$19,063	$22,822	$17,567
6/22	$18,021	$20,912	$16,122
7/22	$19,610	$22,874	$17,805
8/22	$18,477	$22,021	$17,441
9/22	$16,979	$19,979	$15,769
10/22	$18,894	$21,617	$17,506
11/22	$19,604	$22,745	$17,914
12/22	$18,644	$21,414	$16,752
1/23	$20,375	$22,888	$18,384
2/23	$20,415	$22,353	$18,074
3/23	$19,892	$22,951	$17,210
4/23	$19,771	$23,196	$16,901
5/23	$19,087	$23,286	$16,745
6/23	$20,341	$24,876	$18,106
7/23	$20,864	$25,768	$19,213
8/23	$20,079	$25,270	$18,252
9/23	$18,697	$24,067	$17,178
10/23	$17,497	$23,429	$16,006
11/23	$19,020	$25,613	$17,455
12/23	$20,759	$26,972	$19,588
1/24	$20,289	$27,271	$18,826
2/24	$21,454	$28,747	$19,890
3/24	$22,353	$29,674	$20,602
4/24	$20,936	$28,369	$19,152
5/24	$21,542	$29,709	$20,113
6/24	$21,317	$30,629	$19,927
7/24	$22,748	$31,198	$21,952
8/24	$23,055	$31,877	$21,624
9/24	$23,225	$32,537	$21,775
10/24	$22,680	$32,298	$21,460

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Tax-Managed Small-Cap Portfolio	29.88%	7.74%	8.53%
Russell 3000®IndexFootnote Reference1	37.86%	14.59%	12.43%
Russell 2000® Index	34.07%	8.49%	7.93%

AssetsNet	$ 205,123,813
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,214,763
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$205,123,813
# of Portfolio Holdings	70
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$1,214,763

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Utilities	2.0%
Consumer Staples	4.5%
Short-Term Investments	4.8%
Materials	5.4%
Real Estate	7.4%
Health Care	8.8%
Information Technology	8.8%
Consumer Discretionary	13.4%
Financials	21.8%
Industrials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.2%
Dorman Products, Inc.	3.0%
Essential Properties Realty Trust, Inc.	2.9%
Commerce Bancshares, Inc.	2.8%
Wyndham Hotels & Resorts, Inc.	2.6%
CSW Industrials, Inc.	2.4%
CBIZ, Inc.	2.3%
Stifel Financial Corp.	2.2%
Addus HomeCare Corp.	2.1%
Cohen & Steers, Inc.	2.1%
Total	25.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122